CONSOLIDATED BALANCE SHEETS (Q3) (Parenthetical) - USD ($)		Sep. 30, 2021		Dec. 31, 2020
Assets [Abstract]
Loans held for investment at cost	[2]	$ 73,934,116	[1]	$ 46,994,711	[3],[4]
Shareholders' Equity
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)		10,000		10,000
Preferred stock, shares issued (in shares)		125		125
Preferred stock, shares outstanding (in shares)		125		125
Common stock, par value (in dollars per share)		$ 0.01		$ 0.01
Common stock, shares authorized (in shares)		25,000,000		15,000,000
Common stock, shares issued (in shares)		16,442,812		6,179,392
Common stock, shares outstanding (in shares)		16,442,812		6,179,392

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount (“OID”) and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs